Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
ASSET-BACKED SECURITIES — 0.4%
		Financial Services — 0.4%
		BNP Paribas
2,462,789	EUR	10.019% (3-Month Term EURIBOR+800 basis points), 9/26/2031	1,2,3,4	$2,813,983
		Post CLO 2024-1 Ltd.
$500,000		0.000% 4/20/2037	1,5,6,7	295,000
		Post CLO VI Ltd.
1,000,000		0.000% 1/20/2038	1,5,6,7	660,000
		Sandstone Peak II Ltd.
210,895		0.000% 7/20/2038	1,5,6,7	175,549
		Sandstone Peak III Ltd.
500,000		0.000% 4/25/2037	1,5,6,7	370,650
				4,315,182
		TOTAL ASSET-BACKED SECURITIES
		(Cost $4,811,345)		4,315,182

Number of Shares
COMMON STOCKS — 0.0%
	Health Care Equipment & Supplies — 0.0%
67,218	Norvax LLC Stapled Security	1,8	25,953
80,864	VB Spine, LLC Stapled Security	1,4,9	8,702
			34,655
	TOTAL COMMON STOCKS
	(Cost $0)		34,655

Principal Amount
CORPORATE LOANS — 83.0%
	Aerospace & Defense — 2.6%
	Apex Space & Defense Systems
$12,468,750	First Lien Term Loan, 8.721% (1-Month Term SOFR+500 basis points), 7/1/2027	1,2,4	$12,392,202
	Blue Raven Solutions, LLC
10,746,000	First Lien Term Loan, 9.732% (3-Month Term SOFR+600 basis points), 1/16/2032	1,2,4	10,618,188
	Electro-Methods, L.P.
1,935,000	First Lien Revolver, 0.500% , 2/23/2032	1,4,10,11	(14,049)
7,984,350	First Lien Term Loan, 8.136% (3-Month Term SOFR+450 basis points), 2/23/2032	1,2,4,10	7,926,380
			30,922,721
	Air Freight & Logistics — 1.0%
	RJW Group Holdings, Inc.
1,811,594	First Lien Delay Draw, 1.000%, 11/26/2031	1,4,11	(20,178)
10,688,406	First Lien Term Loan, 8.732% (3-Month Term SOFR+500 basis points), 11/26/2031	1,2,4	10,569,356
	Stonepeak Nile Parent LLC
1,496,250	First Lien Term Loan, 5.657% (3-Month Term SOFR+200 basis points), 4/9/2032	1,2,6	1,494,387
			12,043,565
	Automobile Components — 0.4%
	American Axle & Manufacturing, Inc.
1,734,573	First Lien Term Loan, 6.624% (1-Month Term SOFR+300 basis points), 12/13/2029	1,2,6	1,740,349
388,698	First Lien Term Loan, 6.874% (1-Month Term SOFR+325 basis points), 2/3/2033	1,2,6	389,506
598,802	First Lien Term Loan, 6.915% (3-Month Term SOFR+325 basis points), 2/3/2033	1,2,6	600,048
	Clarios Global LP
995,000	First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 1/28/2032	1,2,6	997,179
	First Brands Group Intermediate LLC
7,473,235	First Lien Term Loan, 0.000%, 6/29/2027	1,8,9,10	8,818
3,340,776	First Lien Term Loan, 12.750% (1-Month Term PRIME+600 basis points), 3/30/2027	1,2,8,10	3,341
2,992,158	Superpriority First Lien Delay Draw, 0.000%, 6/29/2027	1,8,9,10	463,784
	Stonepeak Motion Finco LLC
600,000	First Lien Term Loan, 6.125% (1-Month Term SOFR+250 basis points), 6/24/2033	1,2	600,063
			4,803,088
	Banks — 0.1%
	Dragon Buyer, Inc.
985,000	First Lien Term Loan, 6.482% (3-Month Term SOFR+275 basis points), 9/30/2031	1,2,6	833,349

See accompanying Notes to Consolidated Schedule of Investments.	1

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Beverages — 0.6%
	DrinkPAK, LLC
$8,983,125	First Lien Delay Draw, 9.144% (1-Month Term SOFR+550 basis points), 1/8/2031	1,2,4,12	$6,689,872

	Building Products — 0.9%
	MI Windows And Doors LLC
388,278	First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 3/28/2031	1,2,6	384,040
	Steele Solutions, Inc.
531,250	First Lien Revolver, 9.982% (3-Month Term SOFR+625 basis points), 3/18/2030	1,2,4,12	107,431
7,883,031	First Lien Term Loan, 9.924% (3-Month Term SOFR+625 basis points), 3/18/2030	1,2,4	7,725,370
	Worthington Steel, Inc.
3,000,000	First Lien Term Loan, 7.621% (1-Month Term SOFR+400 basis points), 6/1/2033	1,2	2,996,730
			11,213,571
	Capital Markets — 0.6%
	TA Exchange Holdings, L.P.
1,472,727	First Lien Delay Draw, 0.000% , 4/20/2032	1,4,11	(14,727)
7,527,273	First Lien Term Loan, 10.188% (6-Month Term SOFR+650 basis points), 4/20/2032	1,2,4	7,452,000
			7,437,273
	Chemicals — 0.6%
	Basf Coatings
2,000,000	First Lien Term Loan, 7.143% (1-Month Term SOFR+350 basis points), 6/29/2033	1,2	2,008,750
	Chemours Co.
2,721,221	First Lien Term Loan, 7.144% (1-Month Term SOFR+350 basis points), 10/15/2032	1,2,6	2,720,378
	INEOS U.S. Finance LLC
1,725,568	First Lien Term Loan, 6.894% (1-Month Term SOFR+325 basis points), 2/18/2030	1,2,6	1,593,562
	WR Grace Holdings LLC
992,500	First Lien Term Loan, 6.732% (3-Month Term SOFR+300 basis points), 8/19/2032	1,2,6	990,843
			7,313,533

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Commercial Services & Supplies — 5.8%
		Allied Power Group, LLC
$2,279,561		First Lien Delay Draw, 8.677% (3-Month Term SOFR+500 basis points), 5/16/2030	1,2,4	$2,272,184
87,895		First Lien Revolver, 8.664% (3-Month Term SOFR+500 basis points), 5/16/2030	1,2,4,12	45,433
292,984		First Lien Revolver, 8.677% (3-Month Term SOFR+500 basis points), 5/16/2030	1,2,4,12	151,444
7,159,743		First Lien Term Loan, 8.669% (3-Month Term SOFR+500 basis points), 5/16/2030	1,2,4	7,136,576
		Arcmont Asset Management - Commercial Services & Supplies
839,972	GBP	First Lien Delay Draw, 9.205% (Daily SONIA+548 basis points), 8/15/2031	1,2,3,4,10	1,080,397
981,105	GBP	First Lien Delay Draw, 9.206% (3-Month Term SONIA+548 basis points), 8/15/2031	1,2,3,4,10	1,261,927
4,097,423	GBP	First Lien Term Loan, 9.434% (Daily SONIA+548 basis points), 8/15/2031	1,2,3,4,10	5,270,230
		Associations, Inc.
300,000		First Lien Delay Draw, 1.000% , 7/2/2028	1,4,11	(3,000)
594,150		First Lien Delay Draw, 10.420%(3-Month Term SOFR+650 basis points), 7/3/2028	1,2,4,12	307,014
479,160		First Lien Revolver, 0.500%, 7/3/2028	1,4,11	(4,792)
1,019,047		First Lien Term Loan, 0.000% , PIK Rate 14.250%, 5/3/2030	1,4,14	1,029,966
199,500		First Lien Term Loan, 10.410% (3-Month Term SOFR+650 basis points), 7/2/2028	1,2,4	198,503
7,580,411		First Lien Term Loan, 10.420% (3-Month Term SOFR+650 basis points), 7/3/2028	1,2,4	7,504,607
		Kidde-Fenwal, LLC
2,721,775		First Lien Delay Draw, 9.668% (3-Month Term SOFR+600 basis points), 7/17/2030	1,2,4,10,12	321,761
12,186,139		First Lien Term Loan, 9.675% (1-Month Term SOFR+600 basis points), 7/17/2030	1,2,4,10	12,122,292
		Lynx Franchising, LLC
725,135		First Lien Term Loan, 9.632% (3-Month Term SOFR+575 basis points), 12/23/2026	1,2,4,10	725,135
		Nordic Climate Group
3,182,962	SEK	First Lien Delay Draw, 7.162% (3-Month Term STIBOR+515 basis points), 6/10/2031	1,2,3,4	328,264
2,762,818	SEK	First Lien Delay Draw, 7.325% (3-Month Term EURIBOR+522 basis points), 6/10/2031	1,2,3,4	284,934
1,924,325	SEK	First Lien Delay Draw, 7.351% (3-Month Term STIBOR+530 basis points), 6/10/2031	1,2,3,4	198,459
2,427,723	SEK	First Lien Delay Draw, 7.415% (3-Month Term EURIBOR+525 basis points), 6/10/2031	1,2,3,4	250,375
14,229,699	SEK	First Lien Term Loan, 7.187% (3-Month Term STIBOR+513 basis points), 6/10/2031	1,2,3,4	1,467,533
1,861,225	EUR	First Lien Term Loan, 7.351% (3-Month Term EURIBOR+500 basis points), 6/10/2031	1,2,3,4	2,126,635
		Purple Cow Buyer LLC
4,925,000		First Lien Term Loan, 8.648% (3-Month Term SOFR+500 basis points), 11/5/2030	1,2,4	4,866,547

See accompanying Notes to Consolidated Schedule of Investments.	2

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Commercial Services & Supplies (Continued)
	Security Services Acquisition Corp.
$3,237,920	First Lien Term Loan, 9.494% (1-Month Term SOFR+575 basis points), 9/30/2027	1,2,4	$3,215,340
	SEI Holdings I Corporation
10,605	First Lien Delay Draw, 8.637% (1-Month Term SOFR+500 basis points), 3/27/2028	1,2,4,10	10,487
35,570	First Lien Delay Draw, 8.639% (1-Month Term SOFR+500 basis points), 3/27/2028	1,2,4,10	35,175
75,923	First Lien Delay Draw, 8.644% (1-Month Term SOFR+500 basis points), 3/27/2028	1,2,4,10	75,079
848,418	First Lien Term Loan, 8.644% (1-Month Term SOFR+500 basis points), 3/27/2028	1,2,4,10	838,983
	VRC Companies LLC
490,903	First Lien Delay Draw, 9.446% (3-Month Term SOFR+575 basis points), 6/29/2027	1,2,4,10	490,461
6,371,628	First Lien Term Loan, 9.163% (3-Month Term SOFR+550 basis points), 6/29/2027	1,2,4	6,364,352
5,906,948	First Lien Term Loan, 9.446% (3-Month Term SOFR+575 basis points), 6/29/2027	1,2,4,10	5,901,634
	World Water Works, Inc.
2,884,500	First Lien Term Loan, 12.232% (3-Month Term SOFR+850 basis points), 7/3/2029	1,2,4	2,950,195
			68,824,130
	Communications Equipment — 0.2%
	Connect Finco S.A.R.L
2,977,157	First Lien Term Loan, 8.144% (1-Month Term SOFR+450 basis points), 9/27/2029	1,2,6	2,989,572

	Construction Materials — 0.0%
	ACProducts Holdings, Inc.
244,859	First Lien Term Loan, 8.244% (3-Month Term SOFR+425 basis points), 5/17/2028	1,2,6	215,170
15,947	First Lien Term Loan, 9.232% (3-Month Term SOFR+550 basis points), 11/14/2031	1,2	16,316
			231,486
	Construction & Engineering — 2.3%
	BNP Associates Buyer, Inc.
684,932	First Lien Revolver, 9.153% (1-Month Term SOFR+550 basis points), 8/19/2030	1,2,4,12	235,867
4,587,671	First Lien Term Loan, 9.232% (3-Month Term SOFR+550 basis points), 8/19/2030	1,2,4	4,561,822
	Novel Mezzanine Borrower LLC
5,897,324	Mezzanine Delay Draw, 0.000%, 7/11/2030	1,4,9,12,13	4,769,737

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Construction & Engineering (Continued)
	NRO Holdings III Corp.
$768,226	First Lien Delay Draw, 8.868% (6-Month Term SOFR+525 basis points), 7/15/2031	1,2,4,12	$544,527
179,197	First Lien Delay Draw, 8.913% (6-Month Term SOFR+525 basis points), 7/15/2031	1,2,4,12	127,017
175,799	First Lien Delay Draw, 8.916% (3-Month Term SOFR+525 basis points), 7/15/2031	1,2,4,12	124,608
157,581	First Lien Delay Draw, 8.950% (6-Month Term SOFR+525 basis points), 7/15/2031	1,2,4,12	111,695
103,448	First Lien Revolver, 8.871% (1-Month Term SOFR+525 basis points), 7/15/2030	1,2,4,12	83,990
82,759	First Lien Revolver, 8.875% (1-Month Term SOFR+525 basis points), 7/15/2030	1,2,4,12	67,192
206,897	First Lien Revolver, 8.925% (3-Month Term SOFR+525 basis points), 7/15/2030	1,2,4,12	167,979
206,897	First Lien Revolver, 11.000% (3-Month Term PRIME+425 basis points), 7/15/2030	1,2,4,12	167,979
4,042,286	First Lien Term Loan, 8.942% (6-Month Term SOFR+525 basis points), 7/15/2031	1,2,4	3,990,577
	OSR Intermediate LLC
369,600	First Lien Delay Draw, 9.164% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4	366,094
158,800	First Lien Delay Draw, 9.232% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4	157,293
141,379	First Lien Revolver, 9.153% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	80,658
212,069	First Lien Revolver, 9.156% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	120,987
282,759	First Lien Revolver, 9.163% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	161,316
212,069	First Lien Revolver, 9.164% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	120,987
424,138	First Lien Revolver, 9.165% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	241,974
282,759	First Lien Revolver, 9.167% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	161,316
494,828	First Lien Revolver, 9.179% (3-Month Term SOFR+550 basis points), 3/15/2029	1,2,4,12	282,303
3,731,250	First Lien Term Loan, 9.139% (1-Month Term SOFR+550 basis points), 3/15/2029	1,2,4	3,695,850
2,606,667	First Lien Term Loan, 9.144% (1-Month Term SOFR+550 basis points), 3/15/2029	1,2,4	2,581,937
	USIC Holdings, Inc.
246,629	First Lien Delay Draw, 9.166% (3-Month Term SOFR+550 basis points), 9/10/2031	1,2,4,12	200,621
68,338	First Lien Revolver, 8.913% (1-Month Term SOFR+525 basis points), 9/10/2031	1,2,4,12	61,309
228,933	First Lien Revolver, 8.916% (1-Month Term SOFR+525 basis points), 9/10/2031	1,2,4,12	205,385
85,423	First Lien Revolver, 8.921% (3-Month Term SOFR+525 basis points), 9/10/2031	1,2,4,12	76,636
119,592	First Lien Revolver, 8.929% (3-Month Term SOFR+525 basis points), 9/10/2031	1,2,4,12	107,291
34,169	First Lien Revolver, 11.000% (3-Month Term PRIME+425 basis points), 9/10/2031	1,2,4,12	30,655
4,151,773	First Lien Term Loan, 9.166% (3-Month Term SOFR+550 basis points), 9/10/2031	1,2,4	4,184,635
			27,790,237

See accompanying Notes to Consolidated Schedule of Investments.	3

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Consumer Finance — 1.7%
	AR3 Holdco LLC
$20,000,000	First Lien Delay Draw, 9.875% (3-Month Term SOFR+625 basis points), 3/16/2027	1,2,4,10	$20,000,000

	Consumer Staples Distribution & Retail — 1.7%
	Blazing Star Parent, LLC
19,625,000	First Lien Term Loan, 10.666% (3-Month Term SOFR+700 basis points), 8/28/2030	1,2,4	19,272,293
	PetSmart LLC
498,750	First Lien Term Loan, 7.652% (1-Month Term SOFR+400 basis points), 8/18/2032	1,2,6	498,855
	United Natural Foods, Inc.
739,719	First Lien Term Loan, 7.644% (1-Month Term SOFR+400 basis points), 5/1/2031	1,2,6	739,719
			20,510,867
	Containers & Packaging — 0.6%
	Sword Purchaser LLC
1,000,000	First Lien Term Loan, 7.644% (1-Month Term SOFR+400 basis points), 4/11/2033	1,2	977,110
	Tank Holding Corp.
725,441	First Lien Term Loan, 9.494% (1-Month Term SOFR+575 basis points), 3/31/2028	1,2,4,10	696,767
	Transcendia Holdings, Inc.
5,895,000	First Lien Term Loan, 10.144% (1-Month Term SOFR+650 basis points), 11/23/2029	1,2,4	5,825,247
			7,499,124
	Distributors — 0.2%
	Windsor Holdings III LLC
1,974,377	First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 8/1/2030	1,2,6	1,976,845

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Diversified Consumer Services — 0.6%
		Cambium Learning Group, Inc.
$1,454,199		First Lien Term Loan, 9.264% (3-Month Term SOFR+550 basis points), 7/20/2028	1,2,4	$1,453,120
		PN VIII Holdco S.A.R.L.
399,000	EUR	First Lien Delay Draw, 7.907% (3-Month Term EURIBOR+550 basis points), 6/14/2030	1,2,3,4	448,824
371,000	EUR	First Lien Delay Draw, 8.117% (6-Month Term EURIBOR+550 basis points), 6/14/2030	1,2,3,4	417,327
83,000	EUR	First Lien Term Loan, 7.907% (3-Month Term EURIBOR+550 basis points), 6/14/2030	1,2,3,4	93,420
3,147,000	EUR	First Lien Term Loan, 8.117% (6-Month Term EURIBOR+550 basis points), 6/14/2030	1,2,3,4	3,542,091
		TripAdvisor, Inc.
984,962		First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 7/8/2031	1,2,6	944,333
				6,899,115
		Diversified Telecommunication Services — 1.4%
		Altissimum
600,000	EUR	First Lien Delay Draw, 0.000% 10/31/2030	1,3,4,11	(7,061)
3,400,000	EUR	First Lien Term Loan, 7.574% (3-Month Term EURIBOR+525 basis points), 10/31/2030	1,2,3,4	3,863,945
		Cincinnati Bell, Inc.
737,494		First Lien Term Loan, 5.894% (1-Month Term SOFR+225 basis points), 11/22/2028	1,2,6	737,299
		Hunter Communications & Technologies LLC
4,918,033		First Lien Delay Draw, 8.394% (1-Month Term SOFR+475 basis points), 3/31/2032	1,2,4,12	639,344
983,607		First Lien Revolver, 0.500%, 3/31/2032	1,4,11	(9,836)
9,098,361		First Lien Term Loan, 8.394% (1-Month Term SOFR+475 basis points), 3/31/2032	1,2,4	9,007,377
		Numericable U.S. LLC
983,162		First Lien Term Loan, 10.548% (3-Month Term SOFR+688 basis points), 5/31/2031	1,2	1,005,775
		Viasat, Inc.
1,492,327		First Lien Term Loan, 8.258% (1-Month Term SOFR+450 basis points), 5/30/2030	1,2,6	1,502,587
				16,739,430
		Electric Utilities — 0.4%
		Pelican Power Borrower LLC
4,845,833		First Lien Term Loan, 9.166% (3-Month Term SOFR+550 basis points), 8/29/2030	1,2,4,10	4,740,187

		Electronic Equipment, Instruments & Components — 0.6%
		Opus Inspection, Inc.
7,012,438		First Lien Term Loan, 11.732% (3-Month Term SOFR+800 basis points), 11/26/2029	1,2,4	6,767,003

See accompanying Notes to Consolidated Schedule of Investments.	4

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Entertainment — 0.4%
	OAK-Eagle Acquireco, Inc.
$3,000,000	First Lien Term Loan, 7.133% (1-Month Term SOFR+350 basis points), 3/24/2033	1,2,6	$3,010,770
	Pioneer Opco LLC
2,000,000	First Lien Term Loan, 6.894% (1-Month Term SOFR+325 basis points), 5/16/2033	1,2	2,010,180
			5,020,950
	Financial Services — 0.7%
	Clear SPV V US L.P.
1,000,000	First Lien Delay Draw, 14.876% (1-Month Term SOFR+1100 basis points), 4/3/2027	1,2,4	1,001,144
	Coller Credit Backed Loans & Notes, Ltd
1,851,122	First Lien Delay Draw, 9.292% (3-Month Term SOFR+560 basis points), 10/31/2036	1,2,4,12	1,363,970
370,878	First Lien Delay Draw, 9.328% (3-Month Term SOFR+560 basis points), 10/31/2036	1,2,4,12	273,275
	Cornerstone Advisors of Arizona, LLC
555,556	First Lien Revolver, 0.375%, 5/13/2032	1,4,11	(2,746)
4,411,111	First Lien Term Loan, 8.482% (3-Month Term SOFR+475 basis points), 5/13/2032	1,2,4	4,389,869
	More Cowbell II LLC
70,752	First Lien Delay Draw, 0.500%, 9/3/2030	1,4,11	(1,103)
145,431	First Lien Revolver, 0.500%, 9/4/2029	1,4,11	(2,299)
1,013,730	First Lien Term Loan, 7.670% (1-Month Term SOFR+425 basis points), 9/3/2030	1,2,4	997,931
			8,020,041
	Food Products — 1.3%
	Boots Group Finco LP
995,000	First Lien Term Loan, 6.921% (3-Month Term SOFR+325 basis points), 8/30/2032	1,2,6	999,766
	Ozark Holdings LLC
5,388,900	First Lien Term Loan, 9.429% (3-Month Term SOFR+575 basis points), 8/5/2030	1,2,4	5,349,770
	Rushmore Investment III LLC
6,857,236	First Lien Term Loan, 8.917% (3-Month Term SOFR+525 basis points), 10/18/2030	1,2,4	6,728,052
	Treehouse Foods, Inc.
3,000,000	First Lien Term Loan, 7.894% (1-Month Term SOFR+425 basis points), 2/11/2033	1,2,6	3,012,615
			16,090,203

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Gas Utilities — 0.8%
		EnergyCo II, S.A.
$8,500,000	EUR	First Lien Term Loan, 7.574% (3-Month Term EURIBOR+525 basis points), 5/20/2032	1,2,3,4	$9,712,099

		Ground Transportation — 0.1%
		ITI Intermodal Services, LLC
31,546		First Lien Delay Draw, 10.082% (3-Month Term SOFR+625 basis points), 12/21/2027	1,2,4,10	31,334
237,923		First Lien Delay Draw, 10.332% (3-Month Term SOFR+650 basis points), 12/21/2027	1,2,4,10	236,490
450,495		First Lien Term Loan, 10.332% (3-Month Term SOFR+650 basis points), 12/21/2027	1,2,4,10	447,780
				715,604
		Health Care Equipment & Supplies — 2.5%
		1261229 BC Ltd.
1,485,000		First Lien Term Loan, 9.894% (1-Month Term SOFR+625 basis points), 10/8/2030	1,2,6	1,443,465
		Bausch + Lomb Corp.
3,477,525		First Lien Term Loan, 7.394% (1-Month Term SOFR+375 basis points), 1/15/2031	1,2,6	3,490,131
		Embecta Corp.
1,620,466		First Lien Term Loan, 6.732% (3-Month Term SOFR+300 basis points), 3/30/2029	1,2,6	1,290,458
		Medical Device, Inc.
161,616		First Lien Revolver, 10.750% (3-Month Term PRIME+400 basis points), 7/11/2029	1,2,4,12	58,281
181,364		First Lien Term Loan, 8.668% (3-Month Term SOFR+500 basis points), 7/11/2029	1,2,4	178,847
616,391		First Lien Term Loan, 8.832% (3-Month Term SOFR+500 basis points), 7/11/2029	1,2,4	607,838
		National Resilience, LLC
1,743,461		First Lien Delay Draw, 0.500%, 11/21/2030	1,4,11	(61,108)
1,162,307		First Lien Delay Draw, 11.982% (3-Month Term SOFR+825 basis points), 11/21/2030	1,2,4,12	243,611
3,051,056		First Lien Term Loan, 11.982% (3-Month Term SOFR+825 basis points), 11/21/2030	1,2,4	2,944,118

See accompanying Notes to Consolidated Schedule of Investments.	5

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Health Care Equipment & Supplies (Continued)
		Norvax LLC
$1,027,407		First Lien Delay Draw, 0.000%, 8/5/2029	1,4,8,9	$1,027,407
8,438,165		First Lien Term Loan, 0.000%, 11/5/2029	1,4,8,9	3,519,082
1,055,717		First Lien Term Loan, 0.000%, 8/5/2029	1,4,8,9	1,055,717
		Par Excellence Holdings, Inc.
937,500		First Lien Revolver, 0.500%, 9/3/2030	1,4,11	(49,177)
4,937,500		First Lien Term Loan, 8.649% (3-Month Term SOFR+500 basis points), 9/3/2030	1,2,4	4,678,503
4,001,563		First Lien Term Loan, 8.656% (3-Month Term SOFR+500 basis points), 9/3/2030	1,2,4	3,791,660
		Peloton Interactive, Inc.
1,206,765		First Lien Term Loan, 9.144% (1-Month Term SOFR+550 basis points), 5/30/2029	1,2,6	1,212,799
		VB Spine, LLC
5,160,495		First Lien Term Loan, 8.732% (3-Month Term SOFR+500 basis points), PIK Rate 4.375%, 4/1/2030	1,2,4,14	5,042,663
				30,474,295
		Health Care Providers & Services — 4.9%
		Aryeh Bidco Investment LTD.
2,258,065	CAD	First Lien Delay Draw, 7.286% (3-Month Term CDOR+500 basis points), 1/14/2033	1,2,3,4,12	210,508
1,612,903	CAD	First Lien Revolver, 7.286% (3-Month Term CDOR+500 basis points), 1/14/2033	1,2,3,4,12	126,035
12,129,033	CAD	First Lien Term Loan, 7.286% (3-Month Term CDOR+500 basis points), 1/14/2033	1,2,3,4	8,458,527
		Charlotte Buyer, Inc.
3,000,000		First Lien Term Loan, 8.148% (1-Month Term SOFR+450 basis points), 6/30/2031	1,2	3,001,140
		CRH Healthcare Purchaser, Inc.
3,017,241		First Lien Delay Draw, 1.000%, 9/17/2031	1,4,11	(42,279)
1,206,897		First Lien Revolver, 0.500%, 9/17/2031	1,4,11	(17,021)
13,176,293		First Lien Term Loan, 8.994% (3-Month Term SOFR+525 basis points), 9/17/2031	1,2,4	12,991,663
		Envision Management Holding, Inc.
2,030,926		First Lien Delay Draw, 9.144% (1-Month Term SOFR+550 basis points), 12/31/2030	1,2,4,12	1,535,899
9,911,359		First Lien Term Loan, 9.144% (1-Month Term SOFR+550 basis points), 12/31/2030	1,2,4	9,726,555

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Health Care Providers & Services (Continued)
	JDC Healthcare Management, LLC
$1,302,142	First Lien Term Loan, 11.948% (3-Month Term SOFR+800 basis points), 9/29/2028	1,2,4,10	$1,261,897
	RCP Nats Purchaser, LLC
1,201,894	First Lien Delay Draw, 8.696% (3-Month Term SOFR+500 basis points), 3/19/2032	1,2,4,12	708,318
843,858	First Lien Revolver, 0.500%, 3/19/2032	1,4,11	(7,955)
7,421,710	First Lien Term Loan, 8.696% (3-Month Term SOFR+500 basis points), 3/19/2032	1,2,4	7,351,490
	Space Intermediate III, Inc.
2,325,746	Unitranche Term Loan, 9.419% (3-Month Term SOFR+575 basis points), 11/8/2029	1,2,4	2,289,695
	Star Parent, Inc.
1,229,268	First Lien Term Loan, 7.732% (3-Month Term SOFR+400 basis points), 9/27/2030	1,2,6	1,232,310
	Surgical Center Solutions, LLC
2,487,562	First Lien Delay Draw, 8.403% (1-Month Term SOFR+475 basis points), 3/25/2031	1,2,4,10,12	869,784
1,243,781	First Lien Revolver, 8.394% (1-Month Term SOFR+475 basis points), 3/25/2031	1,2,4,10,12	174,129
8,165,299	First Lien Term Loan, 8.394% (1-Month Term SOFR+475 basis points), 3/25/2031	1,2,4,10	8,244,119
	Team Health Holdings, Inc.
990,025	First Lien Term Loan, 7.663% (3-Month Term SOFR+400 basis points), 6/30/2028	1,2,6	992,639
			59,107,453
	Health Care REITs — 0.8%
	Harbor-Oyster Holdings LLC
10,000,000	First Lien Term Loan, 10.000%, 3/31/2028	1,4	9,805,000

	Health Care Technology — 1.8%
	Badge 21 Midco Holdings LLC
2,125,000	First Lien Delay Draw, 1.000%, 7/9/2031	1,4,11	10,552
1,344,335	First Lien Revolver, 10.250% (3-Month Term PRIME+350 basis points), 7/9/2030	1,2,4,12	168,042
11,530,665	First Lien Term Loan, 8.232% (3-Month Term SOFR+450 basis points), 7/9/2031	1,2,4	11,587,920
	Honor Technology, Inc.
5,215,667	First Lien Term Loan, 9.200% (3-Month Term SOFR+550 basis points), PIK Rate 2.000%, 5/30/2029	1,2,4,14	5,227,369
	PracticeTek Purchaser, LLC
1,945,000	First Lien Term Loan, 9.482% (3-Month Term SOFR+575 basis points), 8/30/2029	1,2,4	1,945,000
	Ruby Buyer, LLC
2,443,750	First Lien Term Loan, 10.143% (1-Month Term SOFR+650 basis points), 12/21/2029	1,2,4	2,417,041
			21,355,924

See accompanying Notes to Consolidated Schedule of Investments.	6

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Hotels, Restaurants & Leisure — 0.2%
	Caesars Entertainment, Inc.
$202,890	First Lien Term Loan, 5.894% (1-Month Term SOFR+225 basis points), 2/6/2030	1,2,6	$196,835
	Fertitta Entertainment LLC
978,944	First Lien Term Loan, 6.894% (1-Month Term SOFR+325 basis points), 1/27/2029	1,2,6	979,051
	Voyager Parent LLC
992,513	First Lien Term Loan, 7.982% (3-Month Term SOFR+425 basis points), 7/1/2032	1,2,6	994,359
			2,170,245
	Household Durables — 0.8%
	Chariot Buyer LLC
1,980,000	First Lien Term Loan, 6.644% (1-Month Term SOFR+300 basis points), 9/8/2032	1,2,6	1,983,465
	IB Appliances US Holdings, LLC
333,333	First Lien Revolver, 10.642% (3-Month Term SOFR+700 basis points), 1/7/2030	1,2,4	322,495
333,333	First Lien Revolver, 10.644% (1-Month Term SOFR+700 basis points), 1/7/2030	1,2,4	322,495
5,133,333	First Lien Term Loan, 10.644% (3-Month Term SOFR+700 basis points), 1/7/2030	1,2,4	4,969,020
	Weber-Stephen Products LLC
1,995,000	First Lien Term Loan, 7.442% (3-Month Term SOFR+375 basis points), 10/1/2032	1,2,6	1,973,624
			9,571,099
	Household Products — 0.6%
	Vivos Holdings, LLC
7,443,750	First Lien Term Loan, 9.639% (1-Month Term SOFR+600 basis points), 8/13/2030	1,2,4	7,373,645

	Insurance — 4.3%
	Accuserve Solutions, Inc.
4,914,460	Unitranche Term Loan, 9.664% (1-Month Term SOFR+600 basis points), 3/15/2030	1,2,4	4,745,329
	Acrisure LLC
1,476,272	First Lien Term Loan, 6.644% (1-Month Term SOFR+300 basis points), 11/6/2030	1,2,6	1,339,104
990,000	First Lien Term Loan, 6.894% (1-Month Term SOFR+325 basis points), 6/21/2032	1,2,6	897,683

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Insurance (Continued)
	Alliant Holdings Intermediate LLC
$983,806	First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 9/19/2031	1,2,6	$971,848
	Amynta Agency Borrower, Inc.
1,485,050	First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 12/29/2031	1,2,6	1,467,727
	Asurion LLC
2,977,444	First Lien Term Loan, 7.913% (3-Month Term SOFR+425 basis points), 9/19/2030	1,2,6	2,952,016
	Baldwin Insurance Group Holdings LLC
1,980,000	First Lien Term Loan, 6.125% (1-Month Term SOFR+250 basis points), 5/27/2031	1,2,6	1,942,885
	Bishop Street Underwriters LLC
3,000,000	First Lien Delay Draw, 0.500%, 7/31/2031	1,4,11	(27,305)
3,627,136	First Lien Delay Draw, 8.614% (1-Month Term SOFR+500 basis points), 7/31/2031	1,2,4	3,594,123
2,327,864	First Lien Delay Draw, 8.644% (1-Month Term SOFR+500 basis points), 7/31/2031	1,2,4	2,306,676
8,910,000	First Lien Term Loan, 8.644% (1-Month Term SOFR+500 basis points), 7/31/2031	1,2,4	8,828,904
	Broadstreet Partners Group LLC
1,476,044	First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 6/13/2031	1,2,6	1,428,641
	HUB International Ltd.
836,599	First Lien Term Loan, 5.922% (3-Month Term SOFR+225 basis points), 6/20/2030	1,2,6	836,679
	Shelby 2021 Holdings Corp.
2,803,321	First Lien Delay Draw, 8.894% (1-Month Term SOFR+525 basis points), 6/29/2028	1,2,4,12	2,782,675
155,424	First Lien Revolver, 0.500%, 6/29/2027	1,4,11	-
4,023,538	First Lien Term Loan, 8.894% (1-Month Term SOFR+525 basis points), 6/29/2028	1,2,4	4,023,538
	Shelf Bidco Ltd.
7,880,000	First Lien Term Loan, 8.425% (3-Month Term SOFR+475 basis points), 8/21/2031	1,2,4,10	7,937,611
	Tennessee Bidco Limited
5,154,339	First Lien Term Loan, 7.084% (6-Month Term SOFR+525 basis points), PIK Rate 0.250%, 7/1/2031	1,2,4,14	4,963,187
			50,991,321
	Interactive Media & Services — 0.1%
	Revelstoke Bidco Limited
374,052	First Lien Delay Draw, 2.100%, 11/29/2030	1,4,10,11	(1,660)
625,948	First Lien Term Loan, 9.732% (3-Month Term SOFR+600 basis points), 11/29/2030	1,2,4,10	623,171
			621,511

See accompanying Notes to Consolidated Schedule of Investments.	7

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		IT Services — 3.2%
		Argano, LLC
$7,034,631		First Lien Delay Draw, 9.119% (1-Month Term SOFR+550 basis points), 9/13/2029	1,2,4,12	$2,723,059
2,759,740		First Lien Delay Draw, 9.144% (1-Month Term SOFR+550 basis points), 9/13/2029	1,2,4,12	1,068,277
2,705,629		First Lien Delay Draw, 9.153% (1-Month Term SOFR+550 basis points), 9/13/2029	1,2,4,12	1,047,331
		Blue Bidco Limited
596,859	GBP	First Lien Delay Draw, 8.664% (3-Month Term SOFR+500 basis points), 12/12/2031	1,2,3,4,10,12	644,634
71,004	GBP	First Lien Delay Draw, 8.731% (3-Month Term SONIA+350 basis points), 12/12/2031	1,2,3,4,10,12	76,687
903,694	EUR	First Lien Term Loan, 7.397% (3-Month Term EURIBOR+500 basis points), 6/11/2032	1,2,3,4,10	1,018,662
265,825		First Lien Term Loan, 8.664% (3-Month Term SOFR+500 basis points), 6/11/2032	1,2,4,10	262,254
1,369,123	GBP	First Lien Term Loan, 8.731% (Daily SONIA+500 basis points), 6/11/2032	1,2,3,4,10	1,791,750
		Camelot U.S. Acquisition LLC
1,000,000		First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 1/31/2031	1,2,6	924,165
		Crimson Phoenix Solutions, LLC
2,328,185		First Lien Delay Draw, 7.330% (3-Month Term SOFR+500 basis points), 12/6/2029	1,2,4	2,288,137
7,521,721		First Lien Term Loan, 7.330% (3-Month Term SOFR+500 basis points), 12/6/2029	1,2,4	7,463,426
		Guava Buyer LLC
1,426,815		First Lien Delay Draw, 9.164% (3-Month Term SOFR+550 basis points), 8/12/2032	1,2,4,12	595,767
1,433,121		First Lien Revolver, 9.149% (3-Month Term SOFR+550 basis points), 8/12/2030	1,2,4,12	86,034
12,042,755		First Lien Term Loan, 9.143% (3-Month Term SOFR+550 basis points), 8/12/2032	1,2,4	11,802,198
		Level 3 Financing, Inc.
2,000,000		First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 3/29/2032	1,2,6	2,003,750
		Salute Mission Critical LLC
838,901		First Lien Term Loan, 8.780% (1-Month Term SOFR+514 basis points), 11/30/2029	1,2,4	838,901
		Titan Group NL B.V.
714,286	EUR	First Lien Delay Draw, 7.916% (3-Month Term EURIBOR+563 basis points), 12/12/2031	1,2,3,4,12	704,592
1,785,714	EUR	First Lien Term Loan, 7.916% (3-Month Term EURIBOR+563 basis points), 12/12/2031	1,2,3,4	1,996,264
		Xebia Group Holding B.V.
1,012,866	EUR	First Lien Term Loan, 10.791% (3-Month Term EURIBOR+850 basis points), 7/31/2027	1,2,3,4	1,151,344
				38,487,232

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Life Sciences Tools & Services — 0.1%
		Life Science Intermediate Holdings, LLC
$972,279		First Lien Delay Draw, 9.744% (1-Month Term SOFR+600 basis points), 6/10/2027	1,2,4	$966,516

		Machinery — 0.7%
		Columbus McKinnon Corp.
1,763,388		First Lien Term Loan, 7.232% (3-Month Term SOFR+350 basis points), 2/3/2033	1,2,6	1,762,286
		Spectrum Safety Solutions Purchaser, LLC
1,282,400		First Lien Term Loan, 8.144% (1-Month Term SOFR+450 basis points), 7/1/2031	1,2,4,10	1,275,805
5,612,600		First Lien Term Loan, 8.232% (3-Month Term SOFR+450 basis points), 7/1/2031	1,2,4,10	5,583,735
				8,621,826
		Media — 3.1%
		Amplify Buyer, Inc.
13,171,313		First Lien Term Loan, 8.482% (3-Month Term SOFR+475 basis points), 9/17/2032	1,2,4	13,131,477
		Best Version Media Acquisition, LLC
714,286		First Lien Revolver, 0.500%, 12/31/2030	1,4,11	(6,653)
9,608,928		First Lien Term Loan, 8.394% (1-Month Term SOFR+475 basis points), 12/31/2030	1,2,4	9,518,434
		Clear Channel Outdoor Americas, Inc.
1,750,000		First Lien Term Loan, 7.758% (1-Month Term SOFR+400 basis points), 8/23/2028	1,2,6	1,754,533
		Comet Bidco Limited
671,836	GBP	First Lien Revolver, 1.050%, 6/2/2032	1,3,4,10,11	(13,715)
1,642,266	GBP	First Lien Term Loan, 8.727% (Daily SONIA+500 basis points), 12/2/2032	1,2,3,4,10	2,146,170
3,276,813		First Lien Term Loan, 8.745% (6-Month Term SOFR+500 basis points), 12/2/2032	1,2,4,10	3,228,108
		Directv Financing LLC
851,648		First Lien Term Loan, 9.175% (3-Month Term SOFR+525 basis points), 8/2/2029	1,2,6	857,507
		Discovery Global Holdings, Inc.
1,838,942		First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 6/3/2033	1,2	1,841,738
		Versant Media Group, Inc.
3,000,000		First Lien Term Loan, 7.232% (3-Month Term SOFR+350 basis points), 1/30/2031	1,2,6	3,014,205
		Virgin Media Bristol LLC
2,000,000		First Lien Term Loan, 6.990% (1-Month Term SOFR+325 basis points), 1/31/2029	1,2	1,921,370
				37,393,174

See accompanying Notes to Consolidated Schedule of Investments.	8

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Footnotes	Value
	CORPORATE LOANS (Continued)
	Mortgage Real Estate Investment Trusts (REITs) — 0.4%
	Blackstone Mortgage Trust, Inc.
$1,990,000	First Lien Term Loan, 6.144% (1-Month Term SOFR+250 basis points), 12/20/2032	1,2,6	$1,986,687
	Ready Term Holdings, LLC
3,000,000	First Lien Delay Draw, 10.163% (3-Month Term SOFR+550 basis points), 4/12/2029	1,2,4	2,961,230
			4,947,917
	Oil, Gas & Consumable Fuels — 4.1%
	Blackfin Pipeline LLC
1,990,000	First Lien Term Loan, 6.688% (1-Month Term SOFR+300 basis points), 9/29/2032	1,2,6	1,999,532
	Drubit LLC
13,246,516	First Lien Term Loan, 9.144% (1-Month Term SOFR+550 basis points), 1/31/2031	1,2,4	13,066,590
	Offen Inc.
11,880,000	First Lien Term Loan, 8.644% (1-Month Term SOFR+500 basis points), 7/22/2030	1,2,4,10	11,602,895
	Perdido Energy Holdings, LLC
9,250,000	First Lien Term Loan, 10.732% (3-Month Term SOFR+700 basis points), 11/10/2028	1,2,4,10	9,085,871
	Salamanca Infrastructure LLC
5,099,978	First Lien Delay Draw, 8.982% (3-Month Term SOFR+525 basis points), 12/31/2030	1,2,4	5,174,499
	Tres Energy LLC
8,461,538	First Lien Term Loan, 10.232% (3-Month Term SOFR+650 basis points), 11/2/2029	1,2,4,10	8,351,609
			49,280,996
	Passenger Airlines — 0.0%
	United Airlines, Inc.
410,157	First Lien Term Loan, 5.403% (1-Month Term SOFR+175 basis points), 2/22/2031	1,2,6	410,284

	Personal Care Products — 1.0%
	Opal U.S. LLC
992,513	First Lien Term Loan, 6.232% (3-Month Term SOFR+250 basis points), 4/28/2032	1,2,6	993,043
	Silk Holdings III LLC
781,250	First Lien Revolver, 8.114% (1-Month Term SOFR+450 basis points), 12/3/2032	1,2,4,12	47,471
11,503,755	First Lien Term Loan, 8.114% (1-Month Term SOFR+450 basis points), 12/3/2032	1,2,4	11,398,993
			12,439,507

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Pharmaceuticals — 1.2%
		Amneal Pharmaceuticals LLC
$2,040,097		First Lien Term Loan, 6.644% (1-Month Term SOFR+300 basis points), 8/1/2032	1,2,6	$2,051,256
		Jazz Pharmaceuticals plc
277,630		First Lien Term Loan, 5.894% (1-Month Term SOFR+225 basis points), 5/5/2028	1,2	278,709
		Remus Bidco SAS
1,200,000	EUR	First Lien Delay Draw, 1.725%, 4/28/2033	1,3,4,11	(24,835)
10,800,000	EUR	First Lien Term Loan, 7.913% (3-Month Term EURIBOR+575 basis points), 4/28/2033	1,2,3,4	12,124,127
				14,429,257
		Professional Services — 7.7%
		Accordion Partners LLC
357,260		First Lien Delay Draw, 8.651% (3-Month Term SOFR+500 basis points), 11/17/2031	1,2,4,12	163,485
1,893,882		First Lien Delay Draw, 8.668% (3-Month Term SOFR+500 basis points), 11/17/2031	1,2,4,12	866,653
608,966		First Lien Delay Draw, 8.732% (3-Month Term SOFR+500 basis points), 11/17/2031	1,2,4,12	278,667
930,197		First Lien Revolver, 0.500%, 11/17/2031	1,4,11	(21,198)
8,058,813		First Lien Term Loan, 8.668% (3-Month Term SOFR+500 basis points), 11/17/2031	1,2,4	7,875,163
		Chronicle Parent LLC
523,492		First Lien Delay Draw, 8.666% (3-Month Term SOFR+500 basis points), 4/15/2031	1,2,4,12	92,947
1,698,731		First Lien Delay Draw, 8.673% (3-Month Term SOFR+500 basis points), 4/15/2031	1,2,4,12	301,613
740,741		First Lien Revolver, 0.500%, 4/15/2031	1,4,11	-
6,966,667		First Lien Term Loan, 8.673% (3-Month Term SOFR+500 basis points), 4/15/2031	1,2,4	6,971,384
		Companion Finance B.V.
10,000,000	EUR	First Lien Term Loan, 6.929% (1-Month Term EURIBOR+500 basis points), 6/10/2032	1,2,3,4	11,254,609
		Corsair Blade IV (Luxembourg) S.A.R.L.
2,303,609	GBP	Unitranche Delay Draw, 9.728% (Daily SONIA+600 basis points), PIK Rate 0.250%, 12/23/2030	1,2,3,4,14	3,042,510
392,080	GBP	Unitranche Revolver, 8.168% (3-Month Term SONIA+350 basis points), 12/23/2030	1,2,3,4	517,842
722,355	GBP	Unitranche Revolver, 8.204% (3-Month Term SONIA+350 basis points), 12/23/2030	1,2,3,4	954,056
188,959	GBP	Unitranche Revolver, 8.291% (3-Month Term SONIA+350 basis points), 12/23/2030	1,2,3,4	249,569
285,739	GBP	Unitranche Revolver, 9.730% (Daily SONIA+350 basis points), 12/23/2030	1,2,3,4	377,393
333,940	EUR	Unitranche Term Loan, 8.075% (3-Month Term EURIBOR+600 basis points), PIK Rate 0.250%, 12/23/2030	1,2,3,4,14	380,046

See accompanying Notes to Consolidated Schedule of Investments.	9

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Professional Services (Continued)
		Denali Intermediate Holdings, Inc.
$424,172		First Lien Revolver, 9.121% (1-Month Term SOFR+550 basis points), 8/26/2032	1,2,4,12	$71,143
4,220,515		First Lien Term Loan, 9.153% (1-Month Term SOFR+550 basis points), 8/26/2032	1,2,4	4,169,027
		Gerson Lehrman Group, Inc.
144,541		First Lien Revolver, 0.500%, 12/13/2027	1,4,11	(870)
2,848,320		First Lien Term Loan, 8.882% (3-Month Term SOFR+500 basis points), 12/13/2027	1,2,4	2,831,286
		PLTFRM Companies, LLC
1,403,509		First Lien Delay Draw, 1.000%, 2/11/2030	1,4,10,11	(17,102)
421,053		First Lien Revolver, 11.232% (3-Month Term SOFR+750 basis points), 2/11/2030	1,2,4,10,12	393,568
5,982,456		First Lien Term Loan, 11.143% (3-Month Term SOFR+750 basis points), 2/11/2030	1,2,4,10	5,910,499
		Riptide Parent LLC
408,163		First Lien Revolver, 0.500%, 8/2/2030	1,4,11	(1,554)
4,511,480		First Lien Term Loan, 9.137% (1-Month Term SOFR+550 basis points), 8/2/2030	1,2,4	4,494,332
		Royal Holdco Corporation
723,008		First Lien Term Loan, 9.355% (3-Month Term SOFR+450 basis points), 12/30/2026	1,2,4,10	722,314
		SEG Operations, LLC
1,371,429		First Lien Revolver, 8.732% (3-Month Term SOFR+500 basis points), 2/4/2032	1,2,4,12	741,923
13,628,571		First Lien Term Loan, 8.732% (3-Month Term SOFR+500 basis points), 2/4/2032	1,2,4	13,506,398
		Talent Worldwide Inc.
800,000		First Lien Revolver, 9.232% (3-Month Term SOFR+550 basis points), 1/16/2031	1,2,4,12	384,952
11,144,000		First Lien Term Loan, 9.232% (3-Month Term SOFR+550 basis points), 1/16/2031	1,2,4	10,936,996
		Vensure Employer Services
147,679		First Lien Term Loan, 8.674% (3-Month Term SOFR+500 basis points), 9/29/2031	1,2,4,10	147,514
180,096		First Lien Term Loan, 8.675% (3-Month Term SOFR+500 basis points), 9/29/2031	1,2,4,10	179,895
11,492,287		First Lien Term Loan, 8.732% (3-Month Term SOFR+500 basis points), 9/29/2031	1,2,4,10	11,479,483
		Zorro Midco 2 Limited
247,440	GBP	First Lien Delay Draw, 8.130% (3-Month Term SONIA+440 basis points), 8/13/2031	1,2,3,4,10,12	184,004
116,196	GBP	First Lien Delay Draw, 8.380% (3-Month Term SONIA+465 basis points), 8/13/2031	1,2,3,4,10,12	86,407
3,090,823	SEK	First Lien Term Loan, 6.838% (6-Month Term STIBOR+465 basis points), 8/13/2031	1,2,3,4,10	321,365
225,433	GBP	First Lien Term Loan, 8.377% (3-Month Term SONIA+465 basis points), 8/13/2031	1,2,3,4,10	23,439
1,636,364	GBP	First Lien Term Loan, 8.380% (6-Month Term SONIA+465 basis points), 8/13/2031	1,2,3,4,10	2,188,685
				92,058,443

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Real Estate Management & Development — 6.0%
		FBLU Mezz II, LLC
$10,000,000		First Lien Delay Draw, 10.640% (3-Month Term SOFR+700 basis points), 12/6/2031	1,2,4,10,12	$9,326,048
		G4 18222, LLC & G4 18223, LLC
15,000,000		First Lien Term Loan, 11.340% (3-Month Term SOFR+768 basis points), 12/1/2027	1,2,4,10	15,083,208
		Knight's Key Mezz, LLC
10,099,684		First Lien Term Loan, 15.500% (3-Month Term SOFR+385 basis points), 8/9/2028	1,2,4,10	10,014,515
		MDR Hotels, LLC
11,015,337		First Lien Delay Draw, 10.400% (1-Month Term SOFR+540 basis points), 11/12/2027	1,2,4,10	11,015,337
		Omdus Holding B.V.
1,500,000	EUR	Unitranche Term Loan, 8.691% (3-Month Term EURIBOR+640 basis points), 7/2/2029	1,2,3,4	1,708,154
		Sky 65 Franklin LLC
18,500,000		First Lien Term Loan, 10.601% (1-Month Term SOFR+698 basis points), 9/11/2028	1,2,4,10	18,367,807
		WMG Bryan Dairy Owner, LLC
8,006,725		First Lien Delay Draw, 13.724% (3-Month Term SOFR+0 basis points), 3/19/2029	1,2,4,10,12	6,923,341
				72,438,410
		Software — 10.1%
		Arcmont Asset Management - Software
1,639,344	EUR	First Lien Delay Draw, 7.793% (3-Month Term EURIBOR+550 basis points), 9/11/2031	1,2,3,4,10,12	99,014
3,360,656	EUR	First Lien Term Loan, 7.698% (3-Month Term EURIBOR+550 basis points), 9/11/2031	1,2,3,4,10	3,730,153
		Arrow Buyer, Inc.
102,203		First Lien Delay Draw, 8.732% (3-Month Term SOFR+500 basis points), 7/1/2030	1,2,4	103,092
792,188		First Lien Term Loan, 8.732% (3-Month Term SOFR+500 basis points), 7/1/2030	1,2,4	799,074
		BMC Software, Inc.
1,083,674		First Lien Term Loan, 6.416% (3-Month Term SOFR+275 basis points), 7/30/2031	1,2,6	979,484

See accompanying Notes to Consolidated Schedule of Investments.	10

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Software (Continued)
		Cardinal Parent, Inc.
$1,000,000		First Lien Term Loan, 12.250% (3-Month Term SOFR+1225 basis points), 1/25/2027	1,2,4	$927,600
		Delight Bidco SAS
1,136,842	EUR	Unitranche Delay Draw, 7.804% (3-Month Term EURIBOR+550 basis points), 1/23/2031	1,2,3,4,10,12	382,000
1,392,632	EUR	Unitranche Term Loan, 7.817% (3-Month Term EURIBOR+550 basis points), 1/23/2031	1,2,3,4,10	1,566,566
		Evergreen IX Borrower 2023, LLC
4,912,500		First Lien Term Loan, 8.482% (3-Month Term SOFR+475 basis points), 9/30/2030	1,2,4	4,912,500
975,000		Unitranche Term Loan, 8.482% (3-Month Term SOFR+475 basis points), 9/30/2030	1,2,4	975,000
		G-3 Frax Acquisition LLC
1,276,596		First Lien Revolver, 9.664% (3-Month Term SOFR+600 basis points), 1/30/2032	1,2,4,12	140,426
10,723,404		First Lien Term Loan, 9.663% (3-Month Term SOFR+600 basis points), 1/30/2032	1,2,4	10,616,170
		GS Acquisitionco, Inc.
2,929,667		First Lien Term Loan, 8.982% (3-Month Term SOFR+525 basis points), 5/25/2028	1,2,4	2,898,811
		HSI Halo Acquisition, Inc.
408,674		First Lien Delay Draw, 8.663% (3-Month Term SOFR+500 basis points), 6/30/2031	1,2,4	408,674
550,459		First Lien Revolver, 0.500%, 6/28/2030	1,4,11	-
4,549,529		First Lien Term Loan, 8.663% (3-Month Term SOFR+500 basis points), 6/30/2031	1,2,4	4,549,529
		Maverick Bidco, Inc.
573,395		First Lien Delay Draw, 1.000%, 12/2/2031	1,4,11	(5,053)
458,716		First Lien Revolver, 0.500%, 12/2/2031	1,4,11	(4,042)
11,467,890		First Lien Term Loan, 8.419% (6-Month Term SOFR+475 basis points), 12/2/2031	1,2,4	11,366,834
		Maverick Power, LLC
12,437,500		First Lien Term Loan, 8.664% (3-Month Term SOFR+500 basis points), 5/4/2031	1,2,4	12,686,250
		NF HoldCo LLC
967,500		First Lien Term Loan, 10.232% (3-Month Term SOFR+650 basis points), 4/2/2029	1,2,4,10	954,725
		OSP Hamilton Purchaser, LLC
727,567		First Lien Term Loan, 7.913% (3-Month Term SOFR+425 basis points), 12/28/2029	1,2,4,10	727,566

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Software (Continued)
		Proactis Holdings Limited
$701,831	GBP	First Lien Term Loan, 12.481% (Daily SONIA+875 basis points), 8/16/2029	1,2,3,4,10	$934,422
		Rocket Software, Inc.
1,967,594		First Lien Term Loan, 7.394% (1-Month Term SOFR+375 basis points), 11/28/2028	1,2,6	1,874,320
		Solen Software Group, Inc.
10,500,000		First Lien Term Loan, 11.232% (3-Month Term SOFR+750 basis points), 9/19/2030	1,2,4	10,341,393
		Stamps.com, Inc.
12,500,000		First Lien Term Loan, 9.416% (3-Month Term SOFR+575 basis points), 6/1/2033	1,2,4	12,312,500
		Syndigo LLC
1,481,043		First Lien Revolver, 8.666% (3-Month Term SOFR+500 basis points), 9/2/2032	1,2,4,12	209,121
10,963,863		First Lien Term Loan, 8.666% (3-Month Term SOFR+500 basis points), 9/2/2032	1,2,4	10,760,538
		Togetherwork Holdings, LLC
277,429		First Lien Delay Draw, 8.894% (1-Month Term SOFR+525 basis points), 5/19/2031	1,2,4	274,870
6,737,143		First Lien Term Loan, 8.894% (1-Month Term SOFR+525 basis points), 5/19/2031	1,2,4	6,675,009
		UKG, Inc.
1,528,931		First Lien Term Loan, 5.913% (3-Month Term SOFR+225 basis points), 2/10/2031	1,2,6	1,443,449
		Upland Software, Inc.
1,666,667		First Lien Revolver, 0.500%, 7/25/2031	1,4,11	(20,326)
12,754,222		First Lien Term Loan, 9.732% (3-Month Term SOFR+600 basis points), 7/25/2031	1,2,4	12,598,702
		Vital Buyer, LLC
931,616		First Lien Term Loan, 8.156% (3-Month Term SOFR+450 basis points), 6/3/2030	1,2,4,10	929,320
		Zoro Merger Sub, Inc.
2,948,833		First Lien Term Loan, 8.728% (3-Month Term SOFR+500 basis points), 11/22/2028	1,2,4,10	2,948,833
				120,096,524
		Specialty Retail — 2.4%
		Beach Acquisition Bidco LLC
1,990,013		First Lien Term Loan, 6.394% (1-Month Term SOFR+275 basis points), 9/12/2032	1,2,6	2,003,166
		Bestop, Inc.
2,145,094		First Lien Term Loan, 9.232% (3-Month Term SOFR+550 basis points), 3/29/2029	1,2,4	2,124,502
		LHS Borrower, LLC
1,000,000		First Lien Revolver, 8.894% (1-Month Term SOFR+525 basis points), 9/4/2031	1,2,4,12	241,479
13,348,125		First Lien Term Loan, 8.894% (1-Month Term SOFR+525 basis points), 9/4/2031	1,2,4	13,111,100

See accompanying Notes to Consolidated Schedule of Investments.	11

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount			Footnotes	Value
		CORPORATE LOANS (Continued)
		Specialty Retail (Continued)
		RKG Newco, LLC
$433,735		First Lien Revolver, 8.142% (3-Month Term SOFR+450 basis points), 5/19/2033	1,2,4,12	$77,235
433,735		First Lien Revolver, 8.163% (3-Month Term SOFR+450 basis points), 5/19/2033	1,2,4,12	77,235
11,132,530		First Lien Term Loan, 8.144% (1-Month Term SOFR+450 basis points), 5/19/2033	1,2,4	10,888,758
		Staples, Inc.
245,625		First Lien Term Loan, 9.413% (3-Month Term SOFR+575 basis points), 9/4/2029	1,2,6	228,814
				28,752,289
		Technology Hardware, Storage & Peripherals — 0.4%
		Sumup Holdings Luxembourg
4,000,000	EUR	First Lien Delay Draw, 7.729% (3-Month Term EURIBOR+550 basis points), 5/23/2031	1,2,3,4	4,570,400

		Textiles, Apparel & Luxury Goods — 0.3%
		BPCP NSA Intermedco, Inc.
574,721		First Lien Delay Draw, 8.394% (1-Month Term SOFR+475 basis points), 5/17/2030	1,2,4	574,721
1,880,243		First Lien Term Loan, 8.394% (1-Month Term SOFR+475 basis points), 5/17/2030	1,2,4	1,880,243
		Chinos Intermediate 2 LLC
740,625		First Lien Term Loan, 9.663% (3-Month Term SOFR+600 basis points), 9/26/2031	1,2,6	617,267
				3,072,231
		Trading Companies & Distributors — 0.6%
		Ambient Enterprises Holdco LLC
1,272,706		First Lien Delay Draw, 9.232% (3-Month Term SOFR+550 basis points), 6/28/2030	1,2,4	1,245,583
297,872		First Lien Revolver, 0.500%, 12/7/2029	1,4,11	(6,348)
6,081,171		First Lien Term Loan, 9.232% (3-Month Term SOFR+550 basis points), 6/28/2030	1,2,4	5,951,573
				7,190,808
		Transportation Infrastructure — 0.1%
		FB FLL Aviation LLC
1,372,000		First Lien Delay Draw, 10.644% (1-Month Term SOFR+700 basis points), 7/19/2028	1,2,4	1,342,852

		TOTAL CORPORATE LOANS
		(Cost $1,012,775,005)		993,753,024

Number of Shares		Footnotes	Value
INVESTMENT COMPANIES / ETFS — 1.9%
	Fixed Income — 1.9%
123,947	Franklin Senior Loan ETF	1	$2,840,865
1,001,942	Invesco Senior Loan ETF	1	20,409,559
			23,250,424
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $24,022,258)		23,250,424

PREFERRED STOCKS — 1.5%
	Building Products — 0.2%
	Great Day Global, LLC
2,458,810	10.500%, PIK Rate 10.500%, 1/29/2028	1,4,14	2,391,436

	Commercial Services & Supplies — 0.1%
	World Water Works, Inc.
961	17.000% 7/3/2029	1,4	1,223,599

	Software — 1.2%
	Claroty Ltd.
93,475	0.000%	1,4	8,000,000
	Netskope, Inc.
4,759	3.000% 8/1/2029	1,4	5,796,925
			13,796,925
	TOTAL PREFERRED STOCKS
	(Cost $16,368,849)		17,411,960

WARRANTS — 0.0%
	Capital Markets — 0.0%
	Betterment Holdings, Inc.
6,144	Exercise Price $6.51, Expiration 10/6/2033	1,4,10	57,483

See accompanying Notes to Consolidated Schedule of Investments.	12

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Footnotes	Value
	WARRANTS (Continued)
	Commercial Services & Supplies — 0.0%
	World Water Works, Inc.
206	Exercise Price $0.01, Expiration 7/3/2034	1,4	$29,694

	Electronic Equipment, Instruments & Components — 0.0%
	Opus Inspection, Inc.
375	Exercise Price $2,000, Expiration 5/31/2034	1,4	93,829
50	Exercise Price $15,000, Expiration 5/31/2034	1,4	-
			93,829
	Financial Services — 0.0%
	CFT Clear Finance Technology Corp.
1,681,901	Exercise Price $0.01, Expiration 10/3/2035	1,4	109,006

	Health Care Technology — 0.0%
	Honor Technology, Inc.
98,849	Exercise Price $3.16, Expiration 5/30/2034	1,4	6,575

	Household Durables — 0.0%
	IB Appliances US Holdings, LLC
1,073	Exercise Price $100, Expiration 1/6/2035	1,4	16,369

	TOTAL WARRANTS
	(Cost $0)		312,956

Principal Amount
SUBORDINATED DEBT — 0.4%
	Financial Services — 0.4%
	Blue Owl Technology Income Corp.
$2,000,000	Unsecured / Mezz Delayed Draw, 8.422% (3-Month Term SOFR+475 basis points), 1/15/2029	1,2,4	2,058,242
	Coller Credit Backed Loans & Notes, Ltd
2,778,000	First Lien Delay Draw, 0.000%, 10/31/2036	1,4,9,12	2,566,908
			4,625,150
	TOTAL SUBORDINATED DEBT
	(Cost $4,109,819)		4,625,150

Number of Shares		Footnotes	Value
PRIVATE INVESTMENT FUNDS — 17.9%
	Capital Markets — 1.1%
N/A	Landmark Acquisition Fund 57 Wrigley LP	1,15,16	$2,263,179
N/A	Secfi Matterhorn Fund I, L.P.	1,9,15,16,17	10,640,424
			12,903,603
	Diversified Consumer Services — 1.6%
N/A	ICG European Direct Lending X SCSp	1,3,15,16,17	19,686,958

	Entertainment — 1.5%
N/A	Lyric-Pineapple Feeder LP	1,9,15,16,17	18,504,748

	Financial Services — 10.0%
N/A	Birch Holdings LP	1,9,15,16	4,202,434
N/A	BPC Opportunities Fund V LP	1,9,15,16	8,682,933
N/A	Bridgepoint Credit Opportunities III "A" LP	1,3,15,16	338,668
N/A	CCS Co-Investment Vehicle 1 LP Incorporated	1,9,15,16	4,574,439
N/A	CCS Co-Investment Vehicle 2 LP Incorporated	1,15,16	1,951,307
N/A	Cedar Holdings LP	1,15,16	12,028,414
N/A	Dawson Portfolio Finance 5 LP	1,15,16	665,666
N/A	Pimlico Partners, L.P.	1,9,15,16,17	13,168,655
N/A	Pimlico Partners II, L.P.	1,15,16	12,017,950
N/A	Sima Holdings LP	1,9,15,16	7,948,442
N/A	Springcoast Partners I-A, L.P.	1,9,15,16	15,359,487
798,754	Stone Point Credit Income Fund	1,16	19,667,425
192,994	TPG Twin Brook Capital Income Fund	1,16	4,877,129
N/A	Treville Capital Solutions Fund LP	1,15,16	13,939,615
			119,422,564

See accompanying Notes to Consolidated Schedule of Investments.	13

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Footnotes	Value
	PRIVATE INVESTMENT FUNDS (Continued)
	Food Products — 0.6%
N/A	WP Sunnyside Co-Investment, L.P.	1,15,16	$7,266,801

	Insurance — 0.7%
409,757	Athora Holding Ltd.	1,3,9,16	7,978,004

	Machinery — 0.1%
N/A	Arena Secondaries and Liquidity Solutions – Excess Capacity I-C, LP.	1,9,15,16	1,044,690

	Passenger Airlines — 0.3%
N/A	ACM ASOF VIII 757 Feeder LLC	1,15,16	1,295,622
N/A	CL-EA Co-Investment Opportunities I, L.P.	1,9,15,16	2,695,239
			3,990,861
	Real Estate Management & Development — 1.3%
N/A	BP Holdings Zeta LP	1,15,16	2,360,178
N/A	Locust Point Senior Mortgage Fund, L.P.	1,9,15,16	5,833,486
N/A	Mavik Real Estate Special Opportunities VS2, LP	1,9,15,16	2,591,989
N/A	RXR Park Row Aksia JV LLC	1,9,15,16,17	5,025,546
			15,811,199
	Trading Companies & Distributors — 0.7%
N/A	Limerick Succession Aggregator LP	1,15,16,17	8,303,745

	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $187,815,127)		214,913,173
	TOTAL INVESTMENTS — 105.1%
	(Cost $1,249,902,403)		1,258,616,524
	LIABILITIES LESS OTHER ASSETS — (5.1%)		(60,943,766)
	NET ASSETS — 100.0%		$1,197,672,758

USD – United States Dollar

CAD – Canadian Dollar

GBP – Pound Sterling

SEK – Swedish Krona

EUR – Euro

CLO – Collateralized Loan Obligation

ETF – Exchange-Traded Fund

EURIBOR – Euro Interbank Offered Rate

CDOR – Canadian Dollar Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

US – United States

1	These assets are pledged as collateral under the Fund’s or the Fund’s consolidated subsidiaries’ Secured Credit Facility and, as a result, are not directly available to the creditors of the Fund to satisfy any obligations of the Fund other than the obligations under the Secured Credit Facility.
2	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
3	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
4	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 76.89% of Net Assets. The total value of these securities is $920,891,312.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,501,199, which represents 0.13% of the total net assets of the Fund.
6	Callable.
7	Variable rate security. Rate shown is the rate in effect as of period end.
8	In bankruptcy.
9	Non-income producing.
10	This investment was made through a participation. Please see Note 2 for a description of loan participations.
11	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
12	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
13	In default.
14	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
15	Private investment company does not issue shares or units.
16	Investment valued using net asset value as practical expedient.
17	Affiliated company.

See accompanying Notes to Consolidated Schedule of Investments.	14

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Amounts relating to investment in affiliated funds at June 30, 2026, and for the period from March 31, 2026 through June 30, 2026 are as follows:

Affiliated Investment Company	Beginning Value at March 31, 2026	Purchases and Cost	Proceeds from Sales	Dividend Income	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Shares held as of June 30, 2026	Value at June 30, 2026
ICG European Direct Lending X SCSp	$18,551,339	$696,780	$-	$348,390	$-	$438,839	N/A	$19,686,958
Limerick Succession Aggregator LP	10,477,454	-	(1,774,362)	90,561	-	(399,347)	N/A	8,303,745
Lyric-Pineapple Feeder LP	17,927,811	46,875	-	-	-	530,062	N/A	18,504,748
Pimlico Partners, L.P.	12,686,392	-	-	-	-	482,263	N/A	13,168,655
RXR Park Row Aksia JV LLC	5,036,584	-	(159,257)	-	-	148,219	N/A	5,025,546
Secfi Matterhorn Fund I, L.P.	11,609,018	-	(234,816)	-	-	(733,778)	N/A	10,640,424
Total	$76,288,598	$743,655	$(2,168,435)	$438,951	$-	$466,258	N/A	$75,330,076

See accompanying Notes to Consolidated Schedule of Investments.	15

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
SALE	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	JUNE 30,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	SOLD	DATE	2026	(DEPRECIATION)
CAD	7/15/2026	State Street	CAD per USD	12,520,936	$8,966,044	$8,833,382	$132,662
EUR	7/15/2026	State Street	EUR per USD	80,747,343	93,449,393	92,310,408	1,138,985
GBP	7/15/2026	Northern Trust	GBP per USD	15,696,696	21,017,845	20,820,653	197,192
SEK	7/15/2026	Northern Trust	SEK per USD	27,644,437	2,921,428	2,853,014	68,414
					$126,354,710	$124,817,457	$1,537,253

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
BUY	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	JUNE 30,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	BOUGHT	DATE	2026	(DEPRECIATION)
EUR	7/15/2026	State Street	EUR per USD	535,086	$609,603	$611,711	$2,108
					$609,603	$611,711	$2,108

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$126,964,313	$125,429,168	$1,539,361

See accompanying Notes to Consolidated Schedule of Investments.	16

Notes to Consolidated Schedule of Investments (Unaudited)

Note 1 — Organization

Calamos Aksia Alternative Credit and Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and operates as an interval fund, commencing operations on June 8, 2023. The Fund’s investment advisor is Calamos Advisors LLC (the “Advisor” or “Calamos”) and the Fund’s sub-advisor is Aksia LLC (the “Sub-Advisor” or “Aksia” and together, the “Advisors”). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Fund’s investment objectives are to seek attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by primarily investing across the private credit asset class (“Private Credit”), with the remainder of the Fund’s assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields.

Consolidation of Subsidiary

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund will “look through” any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

Each Subsidiary was formed as a Delaware limited liability company or a Cayman exempted limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries as of June 30, 2026 were as follows:

SUBSIDIARY	DATE OF FORMATION	NET ASSETS OF SUBSIDIARY	PERCENTAGE OF FUND’S TOTAL NET ASSETS
Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC (“Sub 1”)	4/19/2024	(45,108)	(0.00)%
Calamos Aksia Alternative Credit and Income Fund Sub 2, LLC (“Sub 2”) (Cayman Exempted LLC)	9/9/2024	2,873,622	0.24%
Calamos Aksia Alternative Credit and Income Fund Sub 3, LLC and Sub 3-A, LLC (“Sub 3” and “Sub 3-A”)*	11/15/2024	11,110,803	0.93%
Calamos Aksia Alternative Credit and Income Fund Sub 4, LLC and Sub 4-A, LLC (“Sub 4” and “Sub 4-A”)*	3/31/2025	-	-%

* Sub 3 and Sub 4 represent pass through entities.

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

17

Notes to Consolidated Schedule of Investments (Unaudited)

Valuation of Investments

The Fund’s net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved a valuation policy for the Fund (the “Valuation Policy”) and the Advisor’s valuation procedures (the “Valuation Procedures”). The Advisor, as Valuation Designee, has formed a separate valuation committee (the “Valuation Committee”) for determining the fair value of the Fund’s investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund’s investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund’s investment portfolio is valued at least each quarter, in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to an instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies’ financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund’s valuation policy at such timing intervals as the Advisor may deem appropriate.

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

18

Notes to Consolidated Schedule of Investments (Unaudited)

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which may be unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor’s Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor’s Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

The Advisor seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Advisor will not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Fund’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive. If the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer, for example as a result of the Fund’s next annual audit following such purchase or repurchase, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Consolidated Schedule of Investments.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund’s custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

19

Notes to Consolidated Schedule of Investments (Unaudited)

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities.

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) 3(c)(5)(c) or 3(c)(7)of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

20

Notes to Consolidated Schedule of Investments (Unaudited)

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received. As of June 30, 2026, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $76,899,055 and a Fair Value amount of $(816,622) representing (0.07)% of net assets. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Accordion Partners LLC	First Lien Delay Draw	$1,486,125	$(33,867)
Accordion Partners LLC	First Lien Revolver	930,197	(21,198)
Allied Power Group, LLC	First Lien Revolver	182,822	(567)
Altissimum	First Lien Delay Draw	685,980	(7,061)
Ambient Enterprises Holdco LLC	First Lien Revolver	297,872	(6,348)
Arcmont Asset Management - Software	First Lien Delay Draw	1,720,573	(50,192)
Argano, LLC	First Lien Delay Draw	7,568,318	(56,318)
Aryeh Bidco Investment LTD.	First Lien Delay Draw	1,364,218	(14,453)
Aryeh Bidco Investment LTD.	First Lien Revolver	1,000,426	(9,141)
Associations, Inc.	First Lien Delay Draw	581,195	(5,812)
Associations, Inc.	First Lien Revolver	479,160	(4,792)
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,125,000	10,552
Badge 21 Midco Holdings LLC	First Lien Revolver	1,176,293	-
Best Version Media Acquisition, LLC	First Lien Revolver	714,286	(6,653)
Bishop Street Underwriters LLC	First Lien Delay Draw	3,000,000	(27,305)
Blue Bidco Limited	First Lien Delay Draw	152,701	(2,136)
BNP Associates Buyer, Inc.	First Lien Revolver	445,205	(2,509)
Chronicle Parent LLC	First Lien Delay Draw	1,829,167	1,239
Chronicle Parent LLC	First Lien Revolver	740,741	-
Coller Credit Backed Loans & Notes, Ltd	First Lien Delay Draw	554,925	(7,450)
Coller Credit Backed Loans & Notes, Ltd	Subordinated Debt	659,931	-
Comet Bidco Limited	First Lien Revolver	891,694	(13,715)
Cornerstone Advisors of Arizona, LLC	First Lien Revolver	555,556	(2,746)
CRH Healthcare Purchaser, Inc.	First Lien Delay Draw	3,017,241	(42,279)
CRH Healthcare Purchaser, Inc.	First Lien Revolver	1,206,897	(17,021)
Delight Bidco SAS	Unitranche Delay Draw	896,829	(14,437)
Denali Intermediate Holdings, Inc.	First Lien Revolver	347,821	(4,270)
DrinkPAK, LLC	First Lien Delay Draw	2,250,000	(10,834)
Electro-Methods, L.P.	First Lien Revolver	1,935,000	(14,049)
Envision Management Holding, Inc.	First Lien Delay Draw	457,159	(8,524)
FBLU Mezz II, LLC	First Lien Delay Draw	666,667	(486)
G-3 Frax Acquisition LLC	First Lien Revolver	1,123,404	(11,234)
Gerson Lehrman Group, Inc.	First Lien Revolver	144,541	(870)

21

Notes to Consolidated Schedule of Investments (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Guava Buyer LLC	First Lien Delay Draw	$802,548	$(16,031)
Guava Buyer LLC	First Lien Revolver	1,318,471	(26,327)
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	-
Hunter Communications & Technologies LLC	First Lien Delay Draw	4,229,508	(42,295)
Hunter Communications & Technologies LLC	First Lien Revolver	983,607	(9,836)
Kidde-Fenwal, LLC	First Lien Delay Draw	2,385,753	(12,500)
LHS Borrower, LLC	First Lien Revolver	740,000	(13,706)
Maverick Bidco, Inc.	First Lien Delay Draw	573,395	(5,053)
Maverick Bidco, Inc.	First Lien Revolver	458,716	(4,042)
Medical Device, Inc.	First Lien Revolver	101,010	(1,453)
More Cowbell II LLC	First Lien Delay Draw	70,752	(1,103)
More Cowbell II LLC	First Lien Revolver	145,431	(2,299)
National Resilience, LLC	First Lien Delay Draw	2,676,057	(49,955)
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	100,000	(17,425)
NRO Holdings III Corp.	First Lien Delay Draw	356,571	(4,561)
NRO Holdings III Corp.	First Lien Revolver	102,857	(1,715)
OSR Intermediate LLC	First Lien Revolver	861,000	(8,173)
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(49,177)
PLTFRM Companies, LLC	First Lien Delay Draw	1,403,509	(17,102)
PLTFRM Companies, LLC	First Lien Revolver	22,456	(268)
RCP Nats Purchaser, LLC	First Lien Delay Draw	482,204	(4,562)
RCP Nats Purchaser, LLC	First Lien Revolver	843,858	(7,955)
Remus Bidco SAS	First Lien Delay Draw	1,371,960	(24,835)
Revelstoke Bidco Limited	First Lien Delay Draw	374,052	(1,660)
Riptide Parent LLC	First Lien Revolver	408,163	(1,554)
RJW Group Holdings, Inc.	First Lien Delay Draw	1,811,594	(20,178)
RKG Newco, LLC	First Lien Revolver	693,976	(15,219)
SEG Operations, LLC	First Lien Revolver	617,143	(5,563)
Shelby 2021 Holdings Corp.	First Lien Delay Draw	20,646	-
Shelby 2021 Holdings Corp.	First Lien Revolver	155,424	-
Silk Holdings III LLC	First Lien Revolver	726,563	(6,712)
Steele Solutions, Inc.	First Lien Revolver	413,194	(8,264)
Surgical Center Solutions, LLC	First Lien Delay Draw	1,641,791	15,848
Surgical Center Solutions, LLC	First Lien Revolver	1,069,652	-
Syndigo LLC	First Lien Revolver	1,244,076	(23,390)
TA Exchange Holdings, L.P.	First Lien Delay Draw	1,472,727	(14,727)
Talent Worldwide Inc.	First Lien Revolver	400,000	(7,524)
Titan Group NL B.V.	First Lien Delay Draw	93,914	(2,086)
Upland Software, Inc.	First Lien Revolver	1,666,667	(20,326)
USIC Holdings, Inc.	First Lien Delay Draw	47,960	380
USIC Holdings, Inc.	First Lien Revolver	55,178	-
WMG Bryan Dairy Owner, LLC	First Lien Delay Draw	1,064,806	(2,471)
Zorro Midco 2 Limited	First Lien Delay Draw	215,963	1,673
	Total:	$76,899,055	$(816,622)

22

Notes to Consolidated Schedule of Investments (Unaudited)

Note 3 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under Net Asset Value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets
Investments, at fair value
Asset-Backed Securities	$-	$1,501,199	$2,813,983	$-	$4,315,182
Common Stocks	25,953	-	8,702	-	34,655
Corporate Loans	-	98,034,463	895,718,561	-	993,753,024
Exchange Traded Funds	23,250,424	-	-	-	23,250,424
Preferred Stocks	-	-	17,411,960	-	17,411,960
Private Investment Funds	-	-	-	214,913,173	214,913,173
Subordinated Debt	-	-	4,625,150	-	4,625,150
Warrants	-	-	312,956	-	312,956
Total Investments, at fair value	$23,276,377	$99,535,662	$920,891,312	$214,913,173	$1,258,616,524

Assets:
Other Financial Instruments
Forward Contracts	$-	$1,539,361	$-	$-	$1,539,361
Total Assets	$23,276,377	$101,075,023	$920,891,312	$214,913,173	$1,260,155,885

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Notes to Consolidated Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2026:

	ASSET-BACKED SECURITIES	COMMON STOCKS	CORPORATE LOANS	PREFERRED STOCKS	SUBORDINATED DEBT	WARRANTS
Balance as of March 31, 2026	$3,297,198	$8,702	$853,992,056	$16,961,197	$5,184,958	$312,956
Transfer In	-	-	-	-	-	-
Transfer Out	-	-	-	-	-	-
Purchases	-	-	99,761,318	-	459,700	-
Sales/Paydowns	(456,433)	-	(58,232,166)	-	(1,077,966)	-
Realized Gains (Losses)	20,543	-	569,448	-	6,584	-
Accretion	-	-	418,350	-	827	-
Change in Unrealized Appreciation (Depreciation)	(47,325)	-	(790,445)	450,763	51,047	-
Balance as of June 30, 2026	$2,813,983	$8,702	$895,718,561	$17,411,960	$4,625,150	$312,956

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